Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Significant Accounting Policies [Abstract]
Schedule of Changes in Allowance for Expected Credit Losses For Trade Accounts Receivable
Changes in the allowance for expected credit losses for trade accounts receivable are presented in the table below:

Years Ended June 30, 2025 and 2024
Balance as of July 1, 2023	$66,775
Provision	—
Write-offs	(66,775)

Balance as of June 30, 2024	—
Provision	2,424

Balance as of June 30, 2025	$2,424

Schedule of Concentration of Customers
The following table summarizes the information about the Company’s concentration of customers:

	Customer A	Customer B	Customer C	Customer D	Customer E	Customer F	Customer G
Twelve Months Ended June 30, 2025
Revenues, customer concentration risk	26%	32%	*	*	*	*	*
Twelve Months Ended June 30, 2024
Revenues, customer concentration risk	10%	18%	34%	14%	12%	*	*
As of June 30, 2025
Accounts receivable, customer concentration risk	45%	12%	*	10%	*	15%	13%
As of June 30, 2024
Accounts receivable, customer concentration risk	32%	20%	15%	15%	14%	*	*

*	Less than 10%.

Schedule of Number of Potential Common Shares
The following table sets forth the number of potential Common Shares that have been excluded from diluted net income (loss) per share because their effect was anti-dilutive:

	As of March 31,
	2026	2025
Options	186,098	61,864
Warrants	2,588,847	509,580

	2,774,945	571,444

The following table sets forth the number of potential shares of common stock that have been excluded from diluted net loss per share because their effect was anti-dilutive:

	Year ended June 30,
	2025	2024
Options	61,410	33,722
Warrants	2,588,847	509,580

	2,650,257	543,302